Cover	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-39587
Entity Registrant Name	Chrome Holding Co.
Entity Central Index Key	0001804591
Entity Tax Identification Number	87-1240344
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	870 Market Street
Entity Address, Address Line Two	Room 415
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94102
City Area Code	650
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	23andMe Holding Co.